RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	RELATED PARTY TRANSACTIONS

As of December 31, 2011, a balance of $114,740 advanced to the Company from a former director and officer of the Company was outstanding (December 31, 2010 - $194,969).  This advance is unsecured, non-interest bearing and re-payable upon demand.

In June 2009, an amount of $79,675 was advanced to the Company by two directors of the Company and used to repay accounts payable owed by the Company.  During the year ended December 31, 2011 the remaining balance of $4,686 was paid. The balance of this advance as at December 31, 2011 was $Nil (December 31, 2010 - $4,686).

As of December 31, 2011, an amount of $15,725 (December 31, 2010 - $9,924) was due to a corporation of which a director and officer of the Company is a partner.  During the year ended December 31, 2011, the Company reimbursed to this corporation travel and other office expenses incurred on behalf of this director and officer of the Company in the amount of $25,710 (December 31, 2010 - $nil).

During the year ended December 31, 2011, an amount of $1,775 was due to two directors of the Company relating to interest on an amount of $193,771 previously advanced to the Company for working capital purposes during the first quarter of 2010.  The principal amount of this advance was repaid during the fourth quarter of 2010.

All related party transactions are in the normal course of operations and are measured at the exchange amount as determined by management.